SCHEDULE OF SUMMARIZES INFORMATION RELATING TO RESTRICTED SHARES (Details) - Ayala Pharmaceuticals Inc [Member] - shares shares in Thousands	Dec. 31, 2021	Dec. 31, 2020
Outstanding at beginning of Year	101,929	65,847
Granted	71,253	58,651
Forfeited		(3,907)
Vested	(48,834)	(18,662)
Outstanding at end of Year	124,348	101,929